Equity-settled share-based payments	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Equity-settled share-based payments	Equity-settled share-based payments
The Group has set a “2004 Incentive Option Plan” (collectively referred to as “Option Schemes”) under which the Group granted equity-settled options to senior managers and selected employees of the Group's subsidiaries with a term of ten years. Additionally, in 2010 the Group has set a “Adecoagro Restricted Share and Restricted Stock Unit Plan” (referred to as “Restricted Share Plan”) under which the Group grants restricted stock units and restricted shares to senior and medium management and key employees of the Group’s subsidiaries.

(a)Option Schemes

The fair value of the options under the Option Schemes was measured at the date of grant using the Black-Scholes valuation technique.

As of the date of these financial statements all options has already been vested and expensed.

The Adecoagro/ IFH 2004 Stock Incentive Option Plan was effectively established in 2004 and is administered by the Compensation Committee of the Company. Options are exercisable over a ten-year period. The 2004 Plan was amended to extend the term to the 20th anniversary of its adoption.

Movements in the number of equity-settled options outstanding and their related weighted average exercise prices under the Adecoagro/ IFH 2004 Stock Incentive Option Plan are as follows:

	2024		2023		2022
	Average exercise price per share	Options (thousands)	Average exercise price per Share	Options (thousands)	Average exercise price per Share	Options (thousands)
At January 1	6.66	1,284	6.66	1,321	6.66	1,634
Exercised	6.83	(14)	5.83	(37)	6.77	(313)
At December 31	6.66	1,270	6.66	1,284	6.66	1,321

Options outstanding at year end under this Plan have the following expiry date and exercise prices:

	Exercise price per share	Shares (in thousands)
Expiry date (i):		2024	2023	2022
May 1, 2034	5.83	400	400	400
May 1, 2035	5.83	358	363	369
January 1, 2036	5.83	90	94	124
February 16, 2036	7.11	84	84	84
October 1, 2036	8.62	338	343	344

(i) On August 2023, the Board of Directors decided to extend the expired date of the Plan.

(b)Restricted Share Plan

The Restricted Share and Restricted Stock Unit Plan was effectively established in 2010 and amended in November 2011. It is administered by the Compensation Committee of the Company. Restricted shares or units under these Plan vest over a 3-year period from the date of grant at 33% on each anniversary of the grant date. Participants are entitled to receive one common share of the Company for each restricted share or restricted unit granted. There are no performance requirements for the delivery of common shares, except that a participant’s employment with the Group must not have been terminated prior to the relevant vesting date. If the participant ceases to be an employee for any reason, any unvested restricted share or unit shall not be converted into common shares. The maximum number of common shares with respect to which awards may be made under the Plan is 9,228,795, of which 7,322,787 have already been vested. The maximum numbers of common shares are revised annually.

At December 31, 2024, the Group recognized compensation expense US$6.8 million related to the restricted stock units granted under the Restricted Share Plan (2023: US$8.6 million and 2022: US$10.9 million).
 .
The restricted shares under the Restricted Share Plan were measured at fair value at the date of grant.

Key grant-date fair value and other assumptions under the Restricted Share Plan are detailed below:

Grant Date	Apr 1, 2022	May 15, 2022	Mar 17, 2023	April 20, 2023	March 15, 2024	April 19, 2024
Fair value	10.87	12.60	7.44	8.12	10.07	10.90

Movements in the number of restricted shares outstanding under the Restricted Share Plan are as follows:

	Restricted shares (thousand)
	2024	2023	2022
At January 1	1,789	2,301	1,766
Granted (1)	604	549	1,406
Forfeited	(22)	(26)	(43)
Vested	(971)	(1,035)	(828)
At December 31	1,400	1,789	2,301

(1) Approved by the Board of Directors of March 12, 2024 and the Shareholders Meeting of April 17, 2024.